Schedule of Investments (unaudited)	iShares® MSCI Global Impact ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
CSL Ltd.	26,556	$5,774,270
IDP Education Ltd.	10,882	271,348
Vicinity Centres	731,313	876,430
		6,922,048
Austria — 0.1%
Verbund AG	5,797	606,218

Belgium — 4.7%
Elia Group SA/NV	11,397	1,419,852
Etablissements Franz Colruyt NV	61,201	2,873,092
Umicore SA	428,528	20,954,559
		25,247,503
Canada — 4.6%
Ballard Power Systems Inc.(a)	10,144	154,449
Northland Power Inc.	70,140	2,099,615
West Fraser Timber Co. Ltd.	269,457	22,156,455
		24,410,519
Chile — 1.1%
Empresas CMPC SA	3,674,950	5,951,875

China — 13.6%
3SBio Inc.(a)(b)	437,500	374,215
Beijing Enterprises Water Group Ltd.	6,384,000	2,374,717
BYD Co. Ltd., Class A	35,189	1,687,013
BYD Co. Ltd., Class H	87,000	3,422,021
China Conch Venture Holdings Ltd.	410,000	2,004,048
China Education Group Holdings Ltd.	130,000	239,139
China Everbright Environment Group Ltd.	11,191,000	7,402,060
China Longyuan Power Group Corp. Ltd., Class H	1,382,000	2,824,900
China Medical System Holdings Ltd.	229,000	375,055
China Mengniu Dairy Co. Ltd.	1,102,000	6,176,263
China Railway Signal & Communication Corp. Ltd., Class A	231,936	176,965
Chindata Group Holdings Ltd., ADR(a)	16,954	160,385
Contemporary Amperex Technology Co. Ltd., Class A	17,400	1,857,361
CSPC Pharmaceutical Group Ltd.	1,123,520	1,164,818
Fu Jian Anjoy Foods Co. Ltd., Class A	400	10,919
Gotion High-tech Co. Ltd., Class A(a)	18,700	195,539
Guangzhou R&F Properties Co. Ltd., Class H	18,178,000	9,837,286
Hansoh Pharmaceutical Group Co. Ltd.(b)	86,000	175,573
Henan Shuanghui Investment & Development Co. Ltd., Class A	127,400	570,020
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	25,798	445,789
Li Auto Inc., ADR(a)	83,339	2,953,534
LONGi Green Energy Technology Co. Ltd., Class A	79,100	1,095,520
Ming Yang Smart Energy Group Ltd., Class A	78,700	394,993
NIO Inc., ADR(a)	213,313	8,346,938
Riyue Heavy Industry Co. Ltd., Class A	5,500	31,539
Shimao Group Holdings Ltd.	8,296,500	9,561,571
Sungrow Power Supply Co. Ltd., Class A	14,200	360,061
Venus MedTech Hangzhou Inc., Class H(a)(b)	5,500	27,295
Vinda International Holdings Ltd.	291,000	787,394
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	100	1,244
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	264,300	760,789
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	297,104	651,174
Xinyi Solar Holdings Ltd.	1,124,000	2,066,909
Security	Shares	Value

China (continued)
XPeng Inc., ADR(a)	32,810	$1,804,550
Yadea Group Holdings Ltd.(b)	976,000	1,744,312
		72,061,909
Denmark — 7.3%
Genmab A/S(a)	1,464	567,361
Novo Nordisk A/S, Class B	126,688	13,561,946
Orsted A/S(b)	27,897	3,586,941
Rockwool International A/S, Class B	5,894	2,449,674
Vestas Wind Systems A/S	558,793	18,762,456
		38,928,378
France — 3.2%
Covivio	15,173	1,257,291
Gecina SA	5,499	740,938
Ipsen SA	8,136	794,028
Klepierre SA	90,743	1,909,481
Suez SA	399,716	8,946,234
Unibail-Rodamco-Westfield(a)	48,307	3,179,594
		16,827,566
Germany — 1.1%
LEG Immobilien SE	14,574	2,041,255
Vonovia SE	66,706	3,701,918
		5,743,173
Hong Kong — 5.0%
Henderson Land Development Co. Ltd.	258,000	1,054,991
Link REIT	148,100	1,283,862
MTR Corp. Ltd.	472,500	2,516,598
Sun Hung Kai Properties Ltd.	514,500	6,264,903
Swire Properties Ltd.	305,600	725,345
WH Group Ltd.(b)	23,452,000	14,755,930
		26,601,629
India — 0.5%
Adani Green Energy Ltd.(a)	5,662	97,445
Colgate-Palmolive India Ltd.	18,267	348,485
Godrej Consumer Products Ltd.(a)	18,811	230,670
Hindustan Unilever Ltd.	48,157	1,485,947
Marico Ltd.	11,030	79,051
Nestle India Ltd.	1,437	366,029
		2,607,627
Indonesia — 0.1%
Unilever Indonesia Tbk PT	1,289,000	403,192

Ireland — 0.3%
Horizon Therapeutics PLC(a)	16,978	1,761,637

Japan — 15.9%
Asahi Intecc Co. Ltd.	20,100	440,573
Central Japan Railway Co.	50,600	6,956,263
Chugai Pharmaceutical Co. Ltd.	48,700	1,577,576
Daiichi Sankyo Co. Ltd.	168,400	4,185,767
Daiwa House Industry Co. Ltd.	743,000	21,796,682
East Japan Railway Co.	280,800	17,215,707
Eisai Co. Ltd.	41,500	2,508,066
Japan Metropolitan Fund Invest	1,126	971,525
Japan Real Estate Investment Corp.	131	758,139
Kyowa Kirin Co. Ltd.	25,000	698,360
Nippon Building Fund Inc.	133	821,930
Nippon Prologis REIT Inc.	216	705,469
Nisshin Seifun Group Inc.	218,600	3,143,834
Nissin Foods Holdings Co. Ltd.	36,000	2,646,128

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Real Estate Master Fund Inc.	663	$945,233
Ono Pharmaceutical Co. Ltd.	87,000	1,918,938
Orix JREIT Inc.	361	575,660
Shionogi & Co. Ltd.	23,900	1,668,490
Sysmex Corp.	9,700	1,206,513
Terumo Corp.	53,400	2,174,672
TOTO Ltd.	85,500	3,782,255
Toyo Suisan Kaisha Ltd.	82,900	3,354,510
Unicharm Corp.	98,100	4,249,319
		84,301,609
Malaysia — 0.1%
PPB Group Bhd	59,900	253,453
QL Resources Bhd	469,200	506,912
		760,365
Mexico — 0.5%
Gruma SAB de CV, Class B	122,985	1,490,733
Kimberly-Clark de Mexico SAB de CV, Class A	920,600	1,445,568
		2,936,301
Netherlands — 0.3%
JDE Peet's NV	66,533	1,813,329

Norway — 0.5%
Mowi ASA	116,862	2,657,091

Portugal — 0.2%
EDP Renovaveis SA	39,824	1,024,276

Saudi Arabia — 0.1%
Almarai Co. JSC	52,897	674,678

Singapore — 0.4%
CapitaLand Integrated Commercial Trust	659,440	1,016,496
City Developments Ltd.	194,700	999,400
Mapletree Commercial Trust	248,400	370,341
		2,386,237
Sweden — 2.7%
Essity AB, Class B	330,542	10,554,887
Svenska Cellulosa AB SCA, Class B	239,632	3,897,732
		14,452,619
Switzerland — 0.7%
Geberit AG, Registered	4,697	3,586,211

Taiwan — 2.0%
Taiwan High Speed Rail Corp.	1,281,000	1,365,051
Uni-President Enterprises Corp.	3,906,000	9,159,142
		10,524,193
Thailand — 0.3%
BTS Group Holdings PCL, NVDR	5,019,400	1,368,458

United Kingdom — 6.8%
Berkeley Group Holdings PLC	48,263	2,747,400
Johnson Matthey PLC	776,386	21,569,559
Land Securities Group PLC	80,391	774,921
Pearson PLC	1,083,007	8,563,752
United Utilities Group PLC	156,562	2,248,680
		35,904,312
United States — 25.6%
ABIOMED Inc.(a)	2,207	694,720
Alexandria Real Estate Equities Inc.	11,017	2,204,171
Alnylam Pharmaceuticals Inc.(a)	2,832	520,522
Security	Shares	Value

United States (continued)
Amgen Inc.	73,758	$14,668,991
Baxter International Inc.	80,276	5,986,181
BioMarin Pharmaceutical Inc.(a)	22,159	1,912,100
Boston Properties Inc.	22,455	2,421,547
Citrix Systems Inc.	52,463	4,219,599
Colgate-Palmolive Co.	124,815	9,363,621
Dexcom Inc.(a)	3,070	1,727,151
Digital Realty Trust Inc.	55,780	9,356,537
Eli Lilly & Co.	60,733	15,064,213
Enphase Energy Inc.(a)	7,542	1,885,500
Healthpeak Properties Inc.	41,845	1,375,027
Hormel Foods Corp.	134,522	5,569,211
Incyte Corp.(a)	38,747	2,623,947
Insulet Corp.(a)	3,007	867,339
Jazz Pharmaceuticals PLC(a)(c)	20,136	2,413,702
Kimberly-Clark Corp.	163,158	21,261,119
Regeneron Pharmaceuticals Inc.(a)	17,983	11,446,719
Seagen Inc.(a)	8,494	1,359,040
SolarEdge Technologies Inc.(a)	6,648	2,178,949
Sun Communities Inc.	10,367	1,955,009
Sunrun Inc.(a)	42,723	1,966,967
Vertex Pharmaceuticals Inc.(a)	36,029	6,735,261
VMware Inc., Class A	11,494	1,341,810
Xylem Inc./NY	41,248	4,995,545
		136,114,498

Total Common Stocks — 99.0%
(Cost: $520,128,520)		526,577,451

Rights

Germany — 0.1%
Vonovia SE (Expires 12/07/21)(a)	99,192	349,855

Total Rights — 0.1%
(Cost: $0)		349,855

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)	702,000	—
BTS Group Holdings PCL (Expires 11/07/24)(a)	351,000	5,313
		5,313

Total Warrants — 0.0%
(Cost: $0)		5,313

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	865,173	865,519

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,850,000	$1,850,000
		2,715,519
Total Short-Term Investments — 0.5%
(Cost: $2,715,519)		2,715,519

Total Investments in Securities — 99.6%
(Cost: $522,844,039)		529,648,138

Other Assets, Less Liabilities — 0.4%		1,991,909

Net Assets — 100.0%		$531,640,047

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,422,442	$—		$(21,556,907	)(a)	$(16)	$—	$865,519	865,173	$633,755	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,070,000	780,000	(a)	—		—	—	1,850,000	1,850,000	11		—
						$(16)	$—	$2,715,519		$633,766		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	15	12/17/21	$1,677	$(33,791)
MSCI Emerging Markets Index	13	12/17/21	788	(11,949)
S&P 500 E-Mini Index	3	12/17/21	685	(4,461)
				$(50,201)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
November 30, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$196,428,912	$330,148,539	$—	$526,577,451
Rights	349,855	—	—	349,855
Warrants	5,313	—	—	5,313
Money Market Funds	2,715,519	—	—	2,715,519
	$199,499,599	$330,148,539	$—	$529,648,138
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(50,201)	$—	$—	$(50,201)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

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